MTB International Equity Fund
A portfolio of MTB Group of Funds

Supplement dated October 25, 2005 to the Combined Retail Fluctuating Fund Prospectus, the Combined Institutional Prospectus, the Combined Retail Statement of Additional Information and the Combined
Institutional Statement of Additional Information, each dated August
31, 2005


The Board of Trustees of MTB Group of Funds approved the recommendation of MTB Investment Advisors, Inc. (MTBIA) to replace UBS Global Asset Management (Americas) Inc. (UBS) as sub-advisor to the MTB International Equity Fund (Fund) with three new sub-advisors, each responsible for managing a portion of the Fund's assets using a different management style. Effective October 25, 2005, the three new sub-advisors and their management style are LSV Asset Management (LSV) (value), SSgA Funds Management, Inc. (SSgA FM) (core) and Hansberger Global Investors, Inc. (HGI) (growth). MTBIA determines in its sole discretion what portion of the Fund's assets should be allocated to the new sub-advisors, but generally seeks to allocate as follows: 25% to value (LSV), 25% to growth (HGI) and 50% to core (SSgA FM).

Accordingly, please make the following revisions to your Prospectuses and Statements of Additional Information, effective October 25, 2005.

SUPPLEMENT TO PROSPECTUS

1. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 93 of the Combined Retail Fluctuating Fund Prospectus, please delete the paragraph describing UBS.

2. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 93 of the Combined Retail Fluctuating Fund Prospectus, please add references to "International Equity Fund" to the list of funds mentioned in the LSV paragraph. Please also add the following LSV International Equity Value Composite Performance section at the end of page 94:

"LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management (LSV), which serves as the subadviser to the value style portion of the MTB International
Equity Fund. The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance
Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B
Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:

International Equity Value Composite*              1                 3                  5         Since Inception
                                                 Year              Years              Years       January 1, 1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  19.91%
Composite net of all Class A Shares                                  20.20%             9.36%               9.62%
operating expenses and maximum sales load

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

Composite net of all Class B Shares               21.27%             21.21%             9.79%               9.92%
operating expenses and maximum sales load
------------------------------------------------------------------------------------------------------------------
                                                  29.28%
Composite gross of all operating expenses                            24.81%             12.72%             13.98%
and sales loads

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  20.25%
Morgan Stanley Capital International -                               11.89%            (1.14)%
Europe, Australia, Far East Index(R) (MSCI                                                          5.34%
EAFE)

------------------------------------------------------------------------------------------------------------------
                                                  24.33%
Morgan Stanley Capital International -                               14.96%             3.69%
Europe, Australia, Far East Value Index(R)                                                          8.34%
(MSCI EAFE Value)


Calendar Year Total Return for the Years Ended
December 31:

                      1998         1999         2000         2001           2002           2003          2004

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Composite net of        6.73%
all Class A                          10.66%                                  (4.30)%         35.16%        19.91%
Shares operating                              (5.53)%      (14.85)%
expenses

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                        7.39%
Composite net of                     11.53%                                  (4.24)%         37.33%        21.27%
all Class B                                   (5.53)%      (15.35)%
Shares operating
expenses

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                        15.09%
Composite gross                      19.33%       1.88%        (8.14)%        3.22%          45.70%        29.27%
of all operating
expenses

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                        19.94%
Morgan Stanley                       27.02%                                  (15.94)%        38.59%        20.25%
Capital                                       (14.17)%     (21.44)%
International -
Europe,
Australia, Far
East Index(R)
(MSCI EAFE)

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                        17.69%
Morgan Stanley                       24.15%                                  (15.91)%        45.30%        24.33%
Capital                                       (3.17)%      (18.52)%
International -
Europe,
Australia, Far
East Value
Index(R) (MSCI
EAFE Value)


Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to 1.60% and 2.31%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

Average Annual Total Return for the Periods Ended December 31, 2004:

International Equity Value               1            3             5        Since Inception
Composite*                             Year         Years         Years      January 1, 1998
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                        20.27%
Composite net of all Class A                          20.57%        9.70%          9.92%
Shares operating expenses and
maximum sales load

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                        21.39%
Composite net of all Class B                          21.33%        9.90%         10.02%
Shares operating expenses and
maximum sales load


Calendar Year Total Return for the Years Ended
December 31:

                          1998      1999     2000      2001      2002      2003       2004

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Composite net of all
Class A Shares           7.06%
operating expenses                 11.00%   (5.24)%  (14.58)%  (4.00)%    35.57%     20.27%

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Composite net of all     7.50%
Class B Shares                     11.64%   (5.43)%  (15.26)%  (4.14)%    37.47%     21.39%
operating expenses

*        This is not the performance of MTB International Equity Fund.
         The International Equity Value composite includes all fee paying discretionary accounts managed by LSV in LSV's international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2004, the International Equity Value composite was composed of 45 accounts totaling approximately $6.8 billion."

3. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 94 of the Combined Institutional Prospectus, please delete the paragraph describing UBS.

4. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 94 of the Combined Institutional Prospectus, please add references to "International Equity Fund" to the list of funds mentioned in the LSV paragraph. Please also add the following LSV International Equity Value Composite Performance Information at the end of the LSV information on page 97.

"LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain accounts managed by LSV Asset Management (LSV), which serves as the subadviser to the value style portion of the MTB International Equity Fund. The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. LSV has prepared the gross performance data shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style managed by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:


International Equity Value Composite*                                  1              3             5         Since Inception
                                                                     Year           Years         Years       January 1, 1998
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                      27.20%
Composite net of all Institutional I Shares operating                                 22.79%       10.88%         10.65%
expenses

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                      29.28%
Composite gross of all operating expenses and sales loads                             24.81%       12.72%         13.98%

-------------------------------------------------------------------------------------------------------------------------------
                                                                      20.25%
Morgan Stanley Capital International - Europe, Australia,                             11.89%       (1.14)%          5.34%
Far East Index(R) (MSCI EAFE)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                       24.33%
Morgan Stanley Capital International - Europe, Australia,                             14.96%         3.69%          8.34%
Far East Value Index(R) (MSCI EAFE Value)

-------------------------------------------------------------------------------------------------------------------------------

Calendar Year Total Return for the Years Ended
December 31:

                             1998        1999          2000            2001           2002         2003         2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Composite net of all
Institutional I Shares      13.22%                        0.22%          (9.66)%        1.52%        43.38%
operating expenses                      17.39%                                                                 27.20%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Composite gross of all      15.09%                        1.88%          (8.14)%        3.22%        45.70%
operating expenses                      19.33%                                                                 29.27%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital      19.94%                      (14.17)%        (21.44)%                     38.59%
International - Europe,                 27.02%                                      (15.94)%                   20.25%
Australia, Far East
Index(R) (MSCI EAFE)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital      17.69%                       (3.17)%        (18.52)%                     45.30%
International - Europe,                 24.15%                                      (15.91)%                   24.33%
Australia, Far East
Value Index(R) (MSCI EAFE
Value)


Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to 1.50%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:


Average Annual Total Return for the Periods Ended December 31, 2004:


International Equity Value Composite*                          1              3               5           Since
                                                              Year          Years           Years       Inception
                                                                                                       January 1,
                                                                                                          1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                               27.40%
Composite net of all Institutional I Shares operating                         22.99%         11.06%      10.81%
expenses

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Calendar Year Total Return for the Years Ended
December 31:

                            1998         1999        2000      2001       2002        2003          2004

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Composite net of all
Institutional I Shares     13.40%        17.58%                            1.69%                    27.40%
operating expenses                                  0.38%     (9.52)%                43.60%

--------------------------------------------------------------------------------------------------------------

* This is not the performance of MTB International Equity Fund. The International Equity Value composite includes all fee paying discretionary accounts managed by LSV in LSV's international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2004, the International Equity Value composite was composed of 45 accounts totaling approximately $6.8 billion in assets."

5. In the Portfolio Manager Table on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 102 of the Combined Institutional Prospectus, please delete the reference to UBS next to "International Equity Fund" and add the following LSV portfolio manager names: Josef Lakonishok (LSV) (value portion), Robert W. Vishny (LSV) (value portion), and Menno Vermeulen, CFA (LSV) (value portion).

6. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 102 of the Combined Retail Fluctuating Fund Prospectus and the Combined Institutional Prospectus, please add the following paragraph:

"SSgA Funds Management, Inc. (SSgA FM) sub-advises the core equity component of the International Equity Fund. SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly traded bank holding company. It was founded in 2001 and its principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. As of July 31, 2005, SSgA FM managed approximately $100.5 billion in assets. SSgA FM has had past experience managing mutual funds. SSgA FM manages the core equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales."

7. Please add to the Combined Retail Fluctuating Fund Prospectus the following SSgA International Alpha Composite Performance Information to follow the description of SSgA FM added by paragraph #6 of this Supplement.

"SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain accounts managed by State Street Global Advisors (SSgA), an affiliate of SSgA Funds Management, Inc. (SSgA FM), which serves as the subadviser to the core style portion of the MTB International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors. The performance of SSgA is being shown because SSgA FM was formed in 2001. The SSgA International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA's international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. SSgA has prepared the gross performance data for the composite shown in the table in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the SSgA International Alpha composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the core style portion of the Fund, managed by SSgA FM, with that of the growth and value style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:

International Alpha Composite*                               1                 3                5          Since Inception
                                                           Year              Years            Years        January 1, 1998
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                            14.96%
Composite net of all Class A Shares operating                                  11.40%          (0.48)%           5.18%
expenses and maximum sales load

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Composite net of all Class B Shares operating               16.05%             12.17%          (0.25)%          5.51%
expenses and maximum sales load
------------------------------------------------------------------------------------------------------------------------------
                                                            23.94%
Composite gross of all operating expenses and sales                            15.69%           2.59%            8.07%
loads

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                            20.25%
Morgan Stanley Capital International - Europe,                                 11.89%          (1.14)%          5.34%
Australia, Far East Index(R) (MSCI EAFE)





Calendar Year Total Return for the Years Ended
December 31:

                           1998       1999        2000        2001       2002         2003         2004

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Composite net of all
Class A Shares             9.44%                                                        31.90%       14.96%
operating expenses                   19.03%     (18.18)%    (22.93)%   (18.58)%

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Composite net of all      10.24%                                                        33.90%       16.05%
Class B Shares                       20.34%     (18.86)%    (23.86)%   (19.27)%
operating expenses

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Composite gross of all    18.01%                                                        42.19%       23.94%
operating expenses                   28.34%     (11.73)%    (16.84)%   (12.15)%

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital    19.94%                                                        38.59%       20.25%
International - Europe,              27.02%     (14.17)%    (21.44)%   (15.94)%
Australia, Far East
Index(R) (MSCI EAFE)

-------------------------------------------------------------------------------------------------------------

Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to 1.60% and 2.31%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

Average Annual Total Return for the Periods Ended December 31, 2004:

International Alpha Composite*                               1                3               5        Since Inception
                                                            Year            Years           Years      January 1, 1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                             15.31%
Composite net of all Class A Shares operating                                 11.74%         (0.17)%        5.51%
expenses and maximum sales load

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                             16.17%
Composite net of all Class B Shares operating                                 12.29%         (0.15)%        5.61%
expenses and maximum sales load


Calendar Year Total Return for the Years Ended
December 31:

                            1998       1999        2000       2001       2002       2003       2004

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Composite net of all           9.78%
Class A Shares
operating expenses                    19.39%     (17.93)%   (22.68)%   (18.32)%    32.30%     15.31%

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Composite net of all       10.36%
Class B Shares                        20.46%     (18.77)%   (23.77)%   (19.19)%    34.04%     16.17%
operating expenses

* This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA's international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2004, the International Alpha composite was composed of seven accounts totaling approximately $1.7 billion."

8. Please add to the Combined Institutional Prospectus the following SSgA International Alpha Composite Information to follow the description of SSgA FM added by paragraph #6 of this Supplement.

"SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain accounts managed by State Street Global Advisors (SSgA), an affiliate of SSgA Funds Management, Inc. (SSgA FM), which serves as the subadviser to the core style portion of the MTB International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors. The performance of SSgA is being shown because SSgA FM was formed in 2001. The SSgA International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA's international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. SSgA has prepared the gross performance data shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the SSgA International Alpha composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the core style portion of the Fund, managed by SSgA FM, with that of the value and growth style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style managed by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.


SSgA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:


International Alpha Composite*                               1             3               5         Since Inception
                                                            Year         Years           Years       January 1, 1998
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                             21.95%
Composite net of all Institutional I Shares operating                      13.80%          0.90%          6.30%
expenses

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                             23.95%
Composite gross of all operating expenses and sales                        15.69%         2.59%           8.07%
loads

---------------------------------------------------------------------------------------------------------------------
                                                             20.25%
Morgan Stanley Capital International - Europe,                             11.89%         (1.14)%         5.34%
Australia, Far East Index(R) (MSCI EAFE)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Calendar Year Total Return for the Years Ended
December 31:

                           1998       1999        2000        2001        2002        2003       2004

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Composite net of all
Institutional I Shares    16.10%        26.27%
operating expenses                              (13.20)%    (18.23)%    (13.62)%     39.92%     21.95%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Composite gross of all    18.02%        28.34%
operating expenses                              (11.73)%    (16.84)%    (12.16)%     42.20%     23.95%

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Morgan Stanley Capital    19.94%        27.02%
International - Europe,                         (14.17)%    (21.44)%    (15.94)%     38.59%     20.25%
Australia, Far East
Index(R) (MSCI EAFE)

---------------------------------------------------------------------------------------------------------

Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to 1.50%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

Average Annual Total Return for the Periods Ended December 31, 2004:


International Alpha Composite*                                1                  3               5         Since Inception
                                                             Year              Years           Years       January 1, 1998
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                              22.14%
Composite net of all Institutional I Shares operating                            13.98%          1.07%           6.47%
expenses

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Calendar Year Total Return for the Years Ended
December 31:

                            1998       1999        2000        2001         2002        2003          2004

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Composite net of all
Institutional I Shares     16.28%                                                                       22.14%
operating expenses                    26.47%     (13.06)%    (18.10)%     (13.48)%     40.14%

----------------------------------------------------------------------------------------------------------------

* This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA's international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2004, the International Alpha composite was composed of seven accounts totaling approximately $1.7 billion in assets."


9. In the Portfolio Manager Table on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 102 of the Combined Institutional Prospectus, please add the following SSgA FM portfolio manager names next to "International Equity Fund": Paul Moghtader, CFA (SSgA FM) (core portion), Craig S. Scholl, CFA (SSgA FM) (core portion), and Didier Rosenfeld, CFA (SSgA FM) (core portion).


10. In the section entitled "Who Manages the Funds? - Sub-Advisors" on page 102 of the Combined Retail Fluctuating Fund Prospectus and the Combined Institutional Prospectus, please add the following paragraph:

"Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc., a privately held corporation. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. As of July 31, 2005, HGI managed approximately $6.3 billion in assets. HGI has had past experience managing mutual funds. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales."

11. Please add to the Combined Retail Fluctuating Fund Prospectus the following HGI Tax-Exempt International Growth Equity Composite
Performance Information to follow the description of HGI added by paragraph #10 of this Supplement.


"HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE
INFORMATION
The following table presents past performance of a composite of certain accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB
International Equity Fund.  All returns are shown in US$ terms.

HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI's Growth Team, that invest in equities of companies domiciled outside of the U.S. and that have no tax burden.(1) To receive a complete list of the firm's composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc, 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.

Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards (GIPS(R)).

Hansberger Global Investors, Inc. claims compliance with the AIMR
Performance Presentation Standards (AIMR-PPS(R)), the U.S. and Canadian version of GIPS(R). AIMR has not been involved with or reviewed
Hansberger Global Investors, Inc.'s claim of compliance.

For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with Hansberger Global Investors, Inc.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the HGI Tax-Exempt International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25,
2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadvisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.


HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:

HGI Tax-Exempt International Growth Equity Composite*            1               3           5             Since Inception
                                                                Year           Years       Years            July 31, 1996
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                 7.02%
Composite net of all Class A Shares operating expenses and                        8.09%     (0.65)%             8.43%
maximum sales load

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Composite net of all Class B Shares operating expenses and       7.69%            8.76%     (0.43)%             8.64%
maximum sales load
-------------------------------------------------------------------------------------------------------------------------------
                                                                 15.40%
Composite gross of all operating expenses and sales loads                         12.25%     2.41%             10.72%

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                21.36%
Morgan Stanley Capital International All Country World                           13.56%      0.02%              5.77%
Index Ex-US(R) (MSCI ACWI Ex-US)


Calendar Year Total Return for the Years Ended December 31:

                         1996**        1997         1998        1999       2000       2001        2002        2003       2004

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Composite net of all        6.34%
Class A Shares                           (3.64)%       8.46%
operating expenses                                             43.29%    (9.81)%     24.12%     (19.14)%     30.33%     7.02%

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                            5.35%
Composite net of all                     (3.54)%       9.21%
Class B Shares                                                 45.89%    (10.04)%   (25.11)%    (19.87)%     32.24%     7.69%
operating expenses

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                            11.44%
Composite gross of                        3.93%
all operating                                      16.97%      54.45%    (2.71)%    (18.13)%    (12.76)%     40.50%     15.40%
expenses

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                            4.76%
Morgan Stanley                            2.04%
Capital                                            14.46%      30.91%    (15.09)%   (19.50)%    (14.67)%     41.41%     21.36%
International All
Country World Index
Ex-US(R) (MSCI ACWI
Ex-US)

---------------------------------------------------------------------------------------------------------------------------------

Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to 1.60% and 2.31%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:








Average Annual Total Return for the Periods Ended December 31, 2004:

HGI Tax-Exempt International Growth Equity Composite*        1               3                 5             Since Inception
                                                            Year           Years             Years            July 31, 1996
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                             7.35%
Composite net of all Class A Shares operating                                 8.42%           (0.35)%             8.79%
expenses and maximum sales load

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                             7.80%
Composite net of all Class B Shares operating                                 8.87%           (0.33)%             8.75%
expenses and maximum sales load


Calendar Year Total Return for the Years Ended December 31:

                          1996**      1997        1998        1999      2000       2001      2002      2003        2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Composite net of all
Class A Shares             6.50%                     8.80%                                                           7.35%
operating expenses                   (3.34)%                 43.72%    (9.53)%   (23.88)%  (18.89)%   30.72%

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Composite net of all       5.39%                     9.32%                                                           7.80%
Class B Shares                       (3.44)%                 46.04%    (9.95)%   (25.03)%  (19.78)%   32.37%
operating expenses

* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity composite includes all fee paying discretionary accounts managed by HGI in HGI's international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2004, the HGI Tax-Exempt International Growth Equity Composite was composed of 3 accounts totaling approximately $0.2 billion.
** For the period from July 31, 1996 to December 31, 1996."

12. Please add to the Combined Institutional Prospectus the following HGI Tax-Exempt International Growth Equity Composite Performance
Information to follow the description of HGI added by paragraph #10 of this Supplement.


"HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE
INFORMATION
The following table presents past performance of a composite of certain accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB
International Equity Fund.  All returns are shown in US$ terms.

HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI's Growth Team, that invest in equities of companies domiciled outside of the U.S. and that have no tax burden.(1) To receive a complete list of the firm's composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc, 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.

Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards (GIPS(R)).

Hansberger Global Investors, Inc. claims compliance with the AIMR
Performance Presentation Standards (AIMR-PPS(R)), the U.S. and Canadian version of GIPS(R). AIMR has not been involved with or reviewed
Hansberger Global Investors, Inc.'s claim of compliance.

For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with Hansberger Global Investors, Inc.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2005 were used.

The historical performance of the HGI Tax-Exempt International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25,
2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period beginning October 25, 2005 will reflect a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadvisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.







HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2004:


HGI Tax-Exempt International Growth Equity Composite*       1            3           5          Since Inception
                                                           Year        Years       Years         July 31, 1996
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                            13.53%
Composite net of all Institutional I Shares operating                    10.42%      0.73%            9.50%
expenses

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                            15.40%
Composite gross of all operating expenses and sales                      12.25%      2.41%           10.72%
loads

---------------------------------------------------------------------------------------------------------------------
                                                            21.36%
Morgan Stanley Capital International All Country                         13.56%      0.02%           5.77%
World Index Ex-US(R) (MSCI ACWI Ex-US)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Calendar Year Total Return for the Years Ended December 31:

                   1996**     1997       1998      1999       2000      2001       2002       2003        2004

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Composite net
of all             12.66%                                                                                   13.53%
Institutional I               2.22%     15.06%    51.99%    (4.32)%   (19.50)%   (14.22)%    38.25%
Shares
operating
expenses

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Composite gross    11.44%                                                                                   15.40%
of all                        3.93%     16.97%    54.45%    (2.71)%   (18.13)%   (12.76)%    40.50%
operating
expenses

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                   4.76%                                                                                    21.36%
                              2.04%     14.46%    30.91%    (15.09)%  (19.50)%   (14.67)%    41.41%

Morgan Stanley
Capital
International
All Country
World Index
Ex-US(R) (MSCI
ACWI Ex-US)

---------------------------------------------------------------------------------------------------------------------

Because voluntary fee waivers limit the MTB International Equity Fund
Institutional I Shares total operating expenses actually paid to 1.50%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

Average Annual Total Return for the Periods Ended December 31, 2004:


HGI Tax-Exempt International Growth Equity                1                3                5         Since Inception
Composite*                                               Year            Years            Years        July 31, 1996
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                         13.71%
Composite net of all Institutional I Shares                                10.59%           0.89%             9.69%
operating expenses

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Calendar Year Total Return for the Years Ended December 31:

                       1996**      1997        1998       1999       2000       2001        2002     2003    2004

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Composite net of all
Institutional I        12.75%         2.39%
Shares operating                              15.24%     52.23%     (4.17)%   (19.37)%    (14.08)%  38.46%  13.71%
expenses

---------------------------------------------------------------------------------------------------------------------

* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity Composite includes all fee paying discretionary accounts managed by HGI in HGI's international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2004, the HGI Tax-Exempt International Growth Equity Composite was composed of 3 accounts totaling approximately $0.2 billion in assets.


** For the period from July 31, 1996 to December 31, 1996."

13. In the Portfolio Manager Table on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 102 of the Combined Institutional Prospectus, please add the following HGI portfolio manager names next to "International Equity Fund": Thomas R. H. Tibbles, CFA (HGI) (growth portion); Barry A. Lockhart, CFA (HGI) (growth portion); Trevor Graham, CFA (HGI) (growth portion); and Patrick Tan (HGI) (growth portion).

14. Please add the following portfolio manager biographies to the "Portfolio Managers" section on page 107 of the Combined Retail
Fluctuating Fund Prospectus and page 106 of the Combined Institutional Fund Prospectus.

"Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.

Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Chartherholder.

Patrick Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than five years of investment-related experience.

Paul Moghtader, CFA, joined SSgA in 1998, and serves as a Principal and Senior Portfolio Manager in SSgA Funds Management, Inc. He received an M.B.A. from the J.L. Kellogg Graduate School of Management at
Northwestern University and a B.A. in Economics from Macalester
College. Mr. Moghtader is a CFA Charterholder.

Craig S. Scholl, CFA, joined SSgA in 2000, and serves as a Principal and Senior Portfolio Manager in SSgA Funds Management, Inc. Mr. Scholl received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He is a CFA Charterholder and is a member of the CFA Institute and the Boston Security Analysts Society.

Didier Rosenfeld, CFA, joined SSgA in 2000 and serves as a Principal and Portfolio Manager in SSgA Funds Management, Inc. Mr. Rosenfeld received his MBA from Northeastern University and a Masters in Management with honors from Rheims Graduate School of Management. He is a CFA Charterholder and is a member of the CFA Institute."

Biographies for Josef Lakonishok, Robert W. Vishny and Menno Vermeulen, CFA appear on pages 104-107 of the Combined Retail Fluctuating Fund Prospectus and pages 104-106 of the Combined Institutional Prospectus.

15. In the "Portfolio Manager Responsibilities" section on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 103 of the Combined Institutional Prospectus, please revise the International Equity Fund paragraph to read as follows:

"Josef Lakonishok, Robert Vishny and Menno Vermeulen jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Paul Moghtader has ultimate authority of the core portion of the International Equity Fund. He is assisted by Craig S. Scholl, who is involved with overall portfolio management. The rest of the core team is composed of Didier Rosenfeld. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions."

16.  Please replace the strategy sub-section of the International
Equity Fund on page 44 of the Combined Retail Fluctuating Fund
Prospectus and page 51 of the Combined Institutional Prospectus with the following language:

"The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); SSgA Funds Management, Inc. (SSgA FM) (with respect to the core style portion of the portfolio, where SSgA FM uses value, growth and investor sentiment factors to determine stock selection); and Hansberger Global Investments, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth)."


SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

1. In the "Who Manages and Provides Services to the Funds? -
Subadvisors" sub-section on page 46 of the Combined Retail Statement of Additional Information and page 44 of the Combined Institutional
Statement of Additional Information, please make the following change:

Replace the "International Equity Fund" section with the following:

"Prior to October 25, 2005, the Advisor delegated daily management of the International Equity Fund to the sub-advisor, UBS Global Asset Management (Americas) Inc. (UBS). For its services under the Sub-Advisory Agreement, UBS received an allocable portion of the advisory fee the Advisor received from the International Equity Fund. The allocation was based on the amount of securities which UBS managed for the Fund. This fee was paid by the Advisor out of the fees it received and is not a direct Fund expense. UBS was paid by the Advisor as follows:

------------------------------------------------------------------
   Sub-Advisory Fee       Average Daily Net Assets of the Fund
------------------------------------------------------------------
------------------------------------------------------------------
         0.40%           on the first $50 million average daily
                                       net assets
------------------------------------------------------------------
------------------------------------------------------------------
         0.35%           on the next $150 million average daily
                                       net assets
------------------------------------------------------------------
------------------------------------------------------------------
         0.30%            on average daily net assets over $200
                                         million
------------------------------------------------------------------

Effective October 25, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value components of Small Cap Stock Fund and Mid Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate:
0.49% on all assets.

Effective October 25, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is entitled to be paid a fee on the core portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate:
0.40% on the first $50 million of ADNA; 0.32% on the next $90 million of ADNA; and 0.30% on ADNA over $140 million.

Effective October 25, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.60% on all assets."

2. In the "Portfolio Manager Information" section on page 61 of the Combined Retail Statement of Additional Information and page 57 of the Combined Institutional Statement of Additional Information, please replace the LSV "Other Accounts" information with the following updated numbers:

"LSV (as of July 31, 2005)

Josef Lakonishok

-------------------------------------------------------------------------------------------

                                                                   -----------------------
                                    Total Number of Other
  Other Accounts Managed by           Accounts Managed/                 Number of Other
       Josef Lakonishok                 Total Assets               Accounts Managed/Total
                                                                           Assets
                                                                     that are Subject to
                                                                      Performance Fees
    Registered Investment            23 / $5,315,000,000                      0
          Companies
   Other Pooled Investment            16/$2,784,000,000                       0
           Vehicles
        Other Accounts               436/$35,808,000,000               17 / $1,700,000
-------------------------------------------------------------------------------------------


Dollar value range of shares owned in the International Equity Fund:
None.



Robert W. Vishny

-------------------------------------------------------------------------------------------

                                                                 -------------------------
                                    Total Number of Other
  Other Accounts Managed by           Accounts Managed/                Number of Other
       Robert W. Vishny                 Total Assets              Accounts Managed/Total
                                                                          Assets
                                                                    that are Subject to
                                                                     Performance Fees
    Registered Investment            23 / $5,315,000,000                     0
          Companies
   Other Pooled Investment            16/$2,784,000,000                      0
           Vehicles
        Other Accounts               436/$35,808,000,000              17 / $1,700,000
-------------------------------------------------------------------------------------------


Dollar value range of shares owned in the International Equity Fund:
None.






Menno Vermeulen, CFA

-------------------------------------------------------------------------------
                                                        -----------------------
                                Total Number of Other
  Other Accounts Managed by       Accounts Managed/          Number of Other
     Menno Vermeulen, CFA           Total Assets         Accounts Managed/Total
                                                                 Assets
                                                           that are Subject to
                                                            Performance Fees
    Registered Investment        23 / $5,315,000,000                  0
          Companies
   Other Pooled Investment        16/$2,784,000,000                   0
           Vehicles
        Other Accounts           436/$35,808,000,000           17 / $1,700,000

----------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None."



2. In the "Portfolio Manager Information" section on page 65 of the Combined Retail Statement of Additional Information and page 61 of the Combined Institutional Statement of Additional Information, please add the following portfolio manager information:


"HGI (as of July 31, 2005)

Thomas R. H. Tibbles, CFA

-------------------------------------------------------------------

                                                           -------------------
                                   Total Number of Other
    Other Accounts Managed by        Accounts Managed/         Number of Other
    Thomas R. H. Tibbles, CFA          Total Assets       Accounts Managed/Total
                                                                  Assets
                                                            that are Subject to
                                                             Performance Fees
 Registered Investment Companies      4/$342,500,000                   0
Other Pooled Investment Vehicles      2/$607,600,000                   0
         Other Accounts               15/$423,600,000           1/$167,500,000
-------------------------------------------------------------------------------

-------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.



Barry A. Lockhart, CFA

 -----------------------------------------------------------------------------


                               Total Number of Other   Number of Other Accounts
 Other Accounts Managed by       Accounts Managed/       Managed/Total Assets
   Barry A. Lockhart, CFA           Total Assets          that are Subject to
                                                           Performance Fees
 Registered Investment         4/$342,500,000                   0
 Companies
 Other Pooled Investment       2/$607,600,000                   0
 Vehicles
 Other Accounts                7/$423,600,000                1/$167,500,000
 -----------------------------------------------------------------------------


  Dollar value range of shares owned in the International Equity Fund:
                                 None.










Trevor Graham, CFA

---------------------------------------------------------------------------------------------

                                                           ---------------------------------
                                    Total Number of Other
    Other Accounts Managed by         Accounts Managed/         Number of Other Accounts
        Trevor Graham, CFA               Total Assets            Managed/Total Assets
                                                            that are Subject to Performance
                                                                         Fees
 Registered Investment Companies        4/$342,500,000                     0
 Other Pooled Investment Vehicles       2/$607,600,000                     0
         Other Accounts*               12/$423,600,000              1/$167,500,000
---------------------------------------------------------------------------------------------

*Certain information disclosed under "Other Accounts" for Trevor Graham and Patrick Tan is as of June 30, 2005.
------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.


Patrick Tan

-----------------------------------------------------------------------------------------------------

                                                                   ---------------------------------
                                        Total Number of Other
    Other Accounts Managed by             Accounts Managed/             Number of Other Accounts
           Patrick Tan                       Total Assets                 Managed/Total Assets
                                                                    that are Subject to Performance
                                                                                 Fees
 Registered Investment Companies            4/$342,500,000                         0
 Other Pooled Investment Vehicles           2/$607,600,000                         0
         Other Accounts*                    9/$423,500,000                  1/$167,500,000
-----------------------------------------------------------------------------------------------------
*Certain information disclosed under "Other Accounts" for Trevor Graham and Patrick Tan is as of June 30, 2005.
------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.



Compensation (HGI)

The Sub-Advisor compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Sub-Advisor's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each member of the Sub-Advisor's growth portfolio team, which is responsible for the management of the growth style portion of the MTB International Equity Fund, is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-Advisor's board of directors, but without any obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of the assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-Advisor, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

Additionally, each member of the Sub-Advisor's growth portfolio team is entitled to participate in various equity plans provided by the Sub-Advisor's corporate parent, Hansberger Group, Inc. ("Group Inc.") including being awarded options to purchase a certain amount of common shares in Group, Inc. Further, certain members of the Sub-Advisor's growth team which is responsible for the management of the growth style portion of the MTB International Equity Fund have a share of the net revenues earned by the Sub-Advisor resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the MTB International Equity Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-Advisor's chairman upon consultation with the growth team's chief investment officer.


Conflicts of Interest (HGI)

The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.



SSgA FM (as of July 31, 2005)

Paul Moghtader, CFA

-------------------------------------------------------------------------------------------------

                                                                         -----------------------
                                          Total Number of Other
    Other Accounts Managed by               Accounts Managed/                 Number of Other
       Paul Moghtader, CFA                     Total Assets              Accounts Managed/Total
                                                                                 Assets
                                                                           that are Subject to
                                                                            Performance Fees
 Registered Investment Companies             2 / $440,000,000                       0
Other Pooled Investment Vehicles*           24/$6,057,000,000                       0
         Other Accounts*                    55/$10,269,000,000                      0
-------------------------------------------------------------------------------------------------
*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds
Management, Inc.
------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.



Craig Scholl, CFA

-------------------------------------------------------------------------------------------------

                                                                         -----------------------
                                          Total Number of Other
    Other Accounts Managed by               Accounts Managed/                 Number of Other
        Craig Scholl, CFA                      Total Assets              Accounts Managed/Total
                                                                             Assets that are
                                                                         Subject to Performance
                                                                                  Fees
 Registered Investment Companies             2 / $440,000,000                    0
Other Pooled Investment Vehicles*            7/$2,583,000,000                    0
         Other Accounts*                    13/$1,067,000,000                    0
-------------------------------------------------------------------------------------------------
*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds
Management, Inc.
------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.





Didier Rosenfeld, CFA

-------------------------------------------------------------------------------------------------

                                                                         -----------------------
                                          Total Number of Other
    Other Accounts Managed by               Accounts Managed/                 Number of Other
      Didier Rosenfeld, CFA                    Total Assets              Accounts Managed/Total
                                                                             Assets that are
                                                                         Subject to Performance
                                                                                  Fees
 Registered Investment Companies                1/$152,000                          0
Other Pooled Investment Vehicles*               3/$186,000                          0
         Other Accounts*                        4/$220,000                          0
-------------------------------------------------------------------------------------------------
*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds
Management, Inc.
------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund:
None.

Compensation (SSgA FM)

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey processes, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. The data are then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentives (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Conflicts (SSgA FM)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or
(b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

SSgA FM does not utilize soft dollars."







                                                        October 25, 2005



Edgewood Services, Inc., Distributor

CUSIP 55376T791
CUSIP 55376T783
CUSIP 55376T775



 33730 (10/05)





(1) Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund meets the "no tax burden" parameter of the composite.
(1) Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund is appropriate for inclusion in the composite.